Related Parties - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Related Party Transactions [Abstract]
Royalty Expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0